COMMON STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Options Activity

The Company has no expired employee stock options under the 2016 Plan at June 30, 2020 and 2019.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at December 31, 2018	160,143	$14.00	4.4	—
Granted	8,572	$14.00	5.0	—
Forfeited	(14,286)	$14.00	—	—
Outstanding at June 30, 2019	154,429	$14.00	3.4	—
Exercisable at June 30, 2019	145,857	$14.00	3.4	—

Outstanding at December 31, 2019	163,010	$14.00	3.4	—
Granted	310,290	$5.39	4.8	—
Cancelled/forfeited	(161,402)	$14.00	—	—
Outstanding at June 30, 2020	311,898	$5.46	4.7	—
Exercisable at June 30, 2020	162,474	$6.08	4.7	—

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at December 31, 2017	—	$—	—	—
Granted	160,152	$14.00	5.0	—
Outstanding at December 31, 2018	160,152	$14.00	4.3	—
Exercisable at December 31, 2018	145,858	$14.00	4.3	—

Outstanding at December 31, 2018	160,152	$14.00	4.3	—
Granted	17,144	$14.00	5.0	—
Forfeited	(14,286)	$14.00	—	—
Outstanding at December 31, 2019	163,010	$14.00	3.4	—
Exercisable at December 31, 2019	154,438	$14.00	3.4	—

Schedule of Fair Value Assumptions

The fair value of the incentive stock option grants for the year ended December 31, 2019 were estimated using the following weighted- average assumptions:

	For the Years Ended December 31,
	2019	2018
Risk free interest rate	1.40% - 2.44%	2.59%
Expected term in years	2.76 – 3.25	2.5 – 2.76
Dividend yield	—	—
Volatility of common stock	117.18% - 151.43%	197.13% - 207.27%
Estimated annual forfeitures	—	—

Schedule of Warrants Outstanding

During the fourth quarter of 2018, the Board approved the issuance of warrants to purchase 35,444 shares of the Company’s Common Stock to six shareholders.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (Years)	Value
Outstanding at December 31, 2017	1,801,166	$9.10	4.9	—
Warrants expired, forfeited, cancelled or exercised	(21,429)
Warrants issued	35,444	$9.10	4.9	—
Outstanding at December 31, 2018	1,815,181	$9.52	3.9	—

Outstanding at December 31, 2018	1,815,181	$9.52	3.9	—
Warrants expired, forfeited, cancelled or exercised	(338,575)
Warrants issued	44,644	$7.70	4.9	—
Outstanding at December 31, 2019	1,521,250	$8.78	3.9	—
Exercisable at December 31, 2019	1,521,250	$8.78	2.8	—